CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE CONVERSION OF ACCRUED INTEREST AND PRINCIPAL

Name	Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2021 Notes issued to Officers (1)	$165,000	$7,306	1,325,430

Name	Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes (1)	$1,467,000	$53,371	6,081,484
	$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2021 Notes issued to Officers	(1)	$981,466	$5,398	7,591,261
Private Placement, 2021 Notes issued to consultants		120,380	662	930,864
		$1,101,846	$6,060	8,522,125

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes	(1)	$1,467,000	$53,371	6,081,484
		$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).

SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable and interest payable consist of the following at June 30, 2023, and December 31, 2022:

	June 30, 2023	December 31, 2022
Principal balance (1), (2)	$2,000,000	$2,165,000
Interest Payable	181,548	134,581
Outstanding, net of debt discount and premium	$2,181,548	$2,299,581

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). $165,000 of the outstanding principal was converted into shares of Common Stock on May 17 and on June 26, 2023.
(2)	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.

Convertible notes payable and interest payable consist of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Principal balance (1), (2)	$2,165,000	$2,165,000
Interest Payable	134,581	85,685
Unamortized debt discount	—	(42,819)
Outstanding, net of debt discount and premium	$2,299,581	$2,207,866

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.